STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (232,964)	$ (2,122,328)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares		4,961
Interest earned on marketable securities held in Trust Account	(23,112)	(5,892)
Change in fair value of warrant liability	(802,834)	1,573,554
Transaction costs in connection with the initial public offering		107,519
Unrealized gain on marketable securities held in Trust Account	(6,299)	8,391
Changes in operating assets and liabilities:
Prepaid expenses		(790,341)
Accrued expenses	696,437	290,148
Prepaid expenses and other current assets	156,516
Net cash used in operating activities	(212,256)	(933,988)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(92,000,000)
Net cash used in investing activities		(92,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		90,160,000
Proceeds from sale of Private Placement Units		4,340,000
Proceeds from promissory note - related party		147,753
Repayment of promissory note - related party		(147,753)
Payment of offering costs		(578,825)
Net cash provided by financing activities		93,921,175
Net Change in Cash	(212,256)	987,187
Cash – End of period	774,931	987,187
Non-Cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption		72,522,937
Change in value of Class A ordinary shares subject to possible redemption	$ (232,960)	(2,429,850)
Initial classification of warrant liability		1,830,460
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares		20,039
Deferred underwriting fee payable		$ 3,220,000